DECONSOLIDATION AND RECONSOLIDATION (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
DECONSOLIDATION AND RECONSOLIDATION [Line Items]
Income on reconsolidation of previously deconsolidated entities	¥ 0	$ 0	¥ 0	¥ 14,127
Reverse of bad debt allowance of de-consolidated entities				49,472
Offsetting of the net liabilities of de-consolidated entities				38,696
Recognition of the non-controlling interest				¥ 3,351